COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments under non-cancelable operating leases

	RMB	US$
2019	1,074,771	156,319
2020	894,950	130,165
2021	745,491	108,427
2022	607,038	88,290
2023	488,503	71,050
	3,810,753	554,251